SUBSEQUENT EVENTS (Details Narrative)																			5 Months Ended	6 Months Ended	11 Months Ended
	Oct. 08, 2022 USD ($)	Aug. 27, 2022 USD ($)	Aug. 08, 2022 USD ($)	Aug. 08, 2022 USD ($)	Apr. 21, 2022 $ / shares shares	Apr. 20, 2022 USD ($) shares	Apr. 14, 2022 $ / shares shares	Mar. 04, 2022 USD ($) $ / shares shares	Feb. 15, 2022 USD ($)	Feb. 02, 2022 USD ($) $ / shares shares	Dec. 15, 2021	Jul. 14, 2021 USD ($)	Jul. 14, 2021 CAD ($) $ / shares	Mar. 04, 2021 USD ($)	Mar. 04, 2021 CAD ($) $ / shares	Feb. 17, 2021 USD ($)	Feb. 17, 2021 CAD ($)	Feb. 03, 2021 CAD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jan. 21, 2021 $ / shares
Subsequent Event [Line Items]
Reverse stock split, description											the shareholders of the Company authorized the filing of articles of amendment to consolidate the issued and outstanding common shares of the Company within the range of one Common Share for every two to twelve Common Shares that are outstanding, which is expected to be effective in February 2022
Issuance Common Shares, net of issuance costs (Note 1), shares | shares																					1,003,012
Proceeds from issuance of common shares | $						$ 813,000		$ 890,500		$ 982,000									$ 1,478,582		$ 1,478,582
Acquisition aggregate consideration																$ 359,505	$ 455,000
Cash consideration | $																				$ 114,000
Share price | (per share)								$ 5.00		$ 5.00			$ 3.50									$ 0.05
Common stock, shares outstanding | shares					6,351,354	63,513,530														6,351,354	5,804,254
Proceeds from issuance												$ 2,781,593	$ 3,504,346
Common Stock [Member]
Subsequent Event [Line Items]
Issuance Common Shares, net of issuance costs (Note 1), shares | shares																			1,003,012	196,400	1,003,012
Acquisition aggregate consideration | $																		$ 162,500
Share price | $ / shares															$ 2.00
Proceeds from issuance														$ 1,616,838	$ 2,006,022
Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity | $			$ 200,000
Amount drawn | $			$ 200,000
Line of credit interest rate description			to a draw fee of 3%, an interest rate of 1.93% per month
Subsequent Event [Member] | Revenue Purchase Agreements [Member]
Subsequent Event [Line Items]
Total payment of debt | $	$ 328,300
Proceeds from issuance | $	245,000
Weekly payment of debt | $	$ 8,208
Subsequent Event [Member] | Web Bank [Member] | Merchant Loan Agreement [Member]
Subsequent Event [Line Items]
Loan amount | $			$ 250,000	$ 250,000
Total payment of debt | $				$ 282,500
Cost of borrowing | $		$ 32,500
Repayment percentage			12.00%
Subsequent Event [Member] | Prior Warrants [Member]
Subsequent Event [Line Items]
Class of warrant or right outstanding | shares					5,006,204
Warrants excercise price | $ / shares					$ 0.50
Subsequent Event [Member] | Warrants [Member]
Subsequent Event [Line Items]
Class of warrant or right outstanding | shares					500,620
Warrants excercise price | $ / shares					$ 5.00
Subsequent Event [Member] | Incentive Plan [Member]
Subsequent Event [Line Items]
Options granted | shares							140,000
Share price | $ / shares							$ 5.00
Subsequent Event [Member] | TruMed Limited [Member]
Subsequent Event [Line Items]
Percentage of outstanding shares acquired									100.00%
Acquisition aggregate consideration | $									$ 750,000
Cash consideration | $									130,000
Consideration payable in promissory note | $									70,000
Acquisition contingent consideration payable | $									$ 550,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance Common Shares, net of issuance costs (Note 1), shares | shares						162,600		188,100		196,400
Proceeds from issuance of common shares | $						$ 813,000		$ 940,500		$ 982,000
Common stock, shares outstanding | shares					6,351,354	63,513,530
Subsequent Event [Member] | Common Stock [Member] | Incentive Plan [Member]
Subsequent Event [Line Items]
Reserve for future issuance | shares					615,000
Subsequent Event [Member] | Common Stock [Member] | Incentive Plan [Member] | CAD$2.00 Per Share [Member]
Subsequent Event [Line Items]
Options exercised | shares					365,000
Exercise price | $ / shares					$ 2.00
Subsequent Event [Member] | Common Stock [Member] | Incentive Plan [Member] | CAD$3.50 Per Share [Member]
Subsequent Event [Line Items]
Options exercised | shares					110,000
Exercise price | $ / shares					$ 3.50
Subsequent Event [Member] | Common Stock [Member] | Incentive Plan [Member] | CAD$5.00 Per Share [Member]
Subsequent Event [Line Items]
Options exercised | shares					140,000
Exercise price | $ / shares					$ 5.00
Subsequent Event [Member] | Common Stock [Member] | Prior Consolidation [Member]
Subsequent Event [Line Items]
Reserve for future issuance | shares					6,150,000
Subsequent Event [Member] | Common Stock [Member] | Prior Consolidation [Member] | CAD$0.20 Per Share [Member]
Subsequent Event [Line Items]
Options exercised | shares					3,650,000
Exercise price | $ / shares					$ 0.20
Subsequent Event [Member] | Common Stock [Member] | Prior Consolidation [Member] | CAD$0.35 Per Share [Member]
Subsequent Event [Line Items]
Options exercised | shares					1,100,000
Exercise price | $ / shares					$ 0.35
Subsequent Event [Member] | Common Stock [Member] | Prior Consolidation [Member] | CAD$0.50 Per Share [Member]
Subsequent Event [Line Items]
Options exercised | shares					1,400,000
Exercise price | $ / shares					$ 0.50